MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICIES
2. MATERIAL ACCOUNTING POLICIES

Format of the financial statements

The consolidated financial statements include the consolidated income statement, consolidated statement of comprehensive income, consolidated statement of financial position, consolidated statement of cash flows, consolidated statement of changes in equity and the accompanying notes (referred to collectively as the “Consolidated Financial Statements”).

For presentation of the consolidated income statement, the Group uses a classification based on the function of expenses, as it is more representative of the format used for internal reporting and management purposes and is consistent with international practice. In the consolidated income statement, the Group presents a subtotal for its operating profit before interest and taxes which is named operating profit (EBIT). Operating profit (EBIT) distinguishes between the profit before taxes arising from operating items and those arising from financing activities. Operating profit (EBIT) is one of the primary measures used by the Board of Directors (the Group’s “Chief Operating Decision Maker” as defined in IFRS 8 — Operating Segments) to assess performance and allocate resources. Starting in 2023, the Company also disaggregates financial income and financial expense in the consolidated income statement, as already reported in the related note disclosures. This information was previously presented on a net basis in the consolidated income statement and on a gross basis in the related note disclosures.

For presentation of the consolidated statement of financial position, a mixed format has been selected to present current and non-current assets and liabilities, as permitted by IAS 1 paragraph 60. More specifically, the Consolidated Financial Statements include both industrial and financial services activities. Receivables from financing activities are included in current assets as the investments will be realized in their normal operating cycle. The funding for financial services activities is primarily obtained through securitization programs and funding from certain of the Group’s operating companies. This financial service structure within the Group does not allow the separation of financial liabilities funding the financial services operations (whose assets are reported within current assets) and those funding the industrial operations. Presentation of financial liabilities as current or non-current based on their date of maturity would not facilitate a meaningful comparison with financial assets, which are categorized on the basis of their normal operating cycle. Disclosure as to the due date of the various components of debt is provided in Note 24.

The consolidated statement of cash flows is presented using the indirect method. Starting in 2023, the Company also disaggregates proceeds and repayments of debt (securitizations, banks and other financial institutions, other debt) in the consolidated statement of cash flows, as already reported in the related debt note disclosures. This information was previously presented on a net basis in the consolidated statement of cash flows and on a gross basis in the related debt note disclosures.

New standards and amendments effective from January 1, 2023

The following new standards and amendments effective from January 1, 2023 were adopted by the Group for the preparation of these Consolidated Financial Statements.

In May 2017, the IASB issued IFRS 17 — Insurance Contracts, which establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts issued as well as guidance relating to reinsurance contracts held and investment contracts with discretionary participation features issued. In June 2020 the IASB issued amendments to IFRS 17 aimed at helping companies implement IFRS 17 and make it easier for companies to explain their financial performance. The new standard and amendments are effective on or after January 1, 2023. There was no effect from the adoption of these amendments.

In February 2021, the IASB issued amendments to IAS 1 — Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting Policies which require companies to disclose their material accounting policy information rather than their significant accounting policies and provide guidance on how to apply the concept of materiality to accounting policy disclosures. These amendments are effective on or after January 1, 2023. Certain accounting policy disclosures were updated a result of the adoption of these amendments.

In February 2021, the IASB issued amendments to IAS 8 — Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates which clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. These amendments are effective on or after January 1, 2023. There was no effect from the adoption of these amendments.

In May 2021, the IASB issued amendments to IAS 12 — Income Taxes: Deferred Tax related to Assets and Liabilities Arising From a Single Transaction that clarify how companies account for deferred tax on transactions such as leases and decommissioning obligations. These amendments are effective on or after January 1, 2023. There was no effect from the adoption of these amendments.

In December 2021, the IASB issued amendments to IFRS 17 — Insurance Contracts: Initial Application of IFRS 17 and IFRS 9 - Comparative Information, which provides a transition option relating to comparative information about financial assets presented on initial application of IFRS 17. The amendment is aimed at helping entities to avoid temporary accounting mismatches between financial assets and insurance contract liabilities, and therefore improve the usefulness of comparative information for users of financial statements. The amendment is effective on or after January 1, 2023. There was no effect from the adoption of these amendments.
In June 2020, the IASB issued amendments to IFRS 4 — Insurance Contracts which defer the expiry date of the temporary exemption from applying IFRS 9 to annual periods beginning on or after January 1, 2023. There was no effect from the adoption of these amendments.

In May 2023, the IASB issued amendments to IAS 12 — Income taxes: International Tax Reform – Pillar Two Model Rules, to clarify the application of IAS 12 — Income taxes to income taxes arising from tax law enacted or substantively enacted to implement the Organisation for Economic Co-operation and Development (OECD)/G20 Inclusive Framework on Base Erosion and Profit Shifting (BEPS) Pillar Two model rules (Pillar Two income taxes). The amendments introduce: (i) a mandatory temporary exception to the accounting for deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules, which was effective immediately upon issuance of the amendment, and (ii) disclosure requirements for affected entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before the effective date of the Pillar Two model rules, which apply for annual reporting periods beginning on or after January 1, 2023, but not for any interim periods ending on or before December 31, 2023. The Group started applying the mandatory temporary exception to accounting for deferred taxes arising from the Pillar Two model rules on its effective date.

The Pillar Two model rules introduce a minimum effective taxation of 15 percent on a jurisdictional basis for multinational enterprise groups and large-scale domestic groups with annual revenues of at least €750 million in their consolidated financial statements in at least two of the four prior fiscal years. Many countries where the Group operates have enacted domestic tax legislation for the Pillar Two model rules that are effective from January 1, 2024, including Italy, the Netherlands, France, Germany, Japan, Switzerland and the UK. The Group did not recognize any tax expense or liability relating to Pillar Two in 2023 as the legislation was not in effect at the reporting date. The Pillar Two model rules are complex and management is in the process of assessing and determining its impact on the Group, if any, and based on the information available to date, management does not expect any material impacts for the Group as a result of the legislation.

New standards, amendments and interpretations not yet effective

The standards, amendments and interpretations issued by the IASB that will have mandatory application in 2024 or subsequent years are listed below:

In January 2020, the IASB issued amendments to IAS 1 — Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current to clarify how to classify debt and other liabilities as current or non-current, and in particular how to classify liabilities with an uncertain settlement date and liabilities that may be settled by converting to equity. These amendments are effective on or after January 1, 2024. The Group does not expect any material impact from the adoption of these amendments.

In September 2022, the IASB issued amendments to IFRS 16 — Leases: Liability in a Sale and Leaseback to improve the requirements for sale and leaseback transactions, which specify the measurement of the liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains. These amendments are effective on or after January 1, 2024. The Group does not expect any material impact from the adoption of these amendments.

In October 2022, the IASB issued amendments to IAS 1 — Presentation of Financial Statements: Non-current Liabilities with Covenants, that clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. These amendments are effective on or after January 1, 2024. The Group does not expect any material impact from the adoption of these amendments.

In May 2023, the IASB issued amendments to IAS 7 — Statement of Cash Flows and IFRS 7 — Financial Instruments: Disclosures: Supplier Finance Arrangements, that introduce new disclosure requirements to enhance the transparency and usefulness of the information provided by entities about supplier finance arrangements and are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. The amendments are effective on or after January 1, 2024. The Group is evaluating the potential impact from the adoption of these amendments.

In August 2023, the IASB issued amendments to IAS 21 — The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability, to clarify how an entity has to apply a consistent approach to assessing whether a currency is exchangeable into another currency and, when it is not, to determine the exchange rate to use and the disclosures to provide. These amendments are effective on or after January 1, 2025. The Group does not expect any material impact from the adoption of these amendments.

Basis of consolidation

Subsidiaries

Subsidiaries are entities over which the Group has control. Control is achieved when the Group has power over the investee, when it is exposed to, or has rights to, variable returns from its involvement with the investee, and has the ability to use its power over the investee to affect the amount of the investor’s returns. Subsidiaries are consolidated on a line by line basis from the date on which the Group achieves control. The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

The Group recognizes any non-controlling interests (“NCI”) in the acquiree on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest’s share of the recognized amounts of the acquiree’s identifiable net assets. Net profit or loss and each component of other comprehensive income/(loss) are attributed to the owners of the parent and to the non-controlling interests. Total comprehensive income/(loss) of subsidiaries is attributed to owners of the parent and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

All intra-group balances and transactions and any unrealized gains and losses arising from intra-group transactions are eliminated in preparing the Consolidated Financial Statements.

Subsidiaries are deconsolidated from the date when control ceases. When the Group ceases to have control over a subsidiary, it derecognizes the assets (including any goodwill) and liabilities of the subsidiary at their carrying amounts, derecognizes the carrying amount of non-controlling interests in the former subsidiary and recognizes the fair value of any consideration received from the transaction. Any retained interest in the former subsidiary is then remeasured to its fair value.

Interests in associates

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without having control or joint control over those policies. Associates are accounted for using the equity method of accounting from the date significant influence is obtained.

Under the equity method, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the profit/(loss) and other comprehensive income/(loss) of the investee. The Group’s share of the investee’s profit/(loss) is recognized in the consolidated income statement. Distributions received from an investee reduce the carrying amount of the investment. Post-acquisition movements in other comprehensive income/(loss) are recognized in other comprehensive income/(loss) with a corresponding adjustment to the carrying amount of the investment.

Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associate. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

When the Group’s share of the losses of an associate exceeds the Group’s interest in that associate, the Group discontinues recognizing its share of further losses. Additional losses are provided for, and a liability is recognized, only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.

The Group discontinues the use of the equity method from the date the investment ceases to be an associate or when it is classified as available-for-sale.

Interests in joint operations

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

When the Group undertakes its activities under joint operations, it recognizes in relation to its interest in the joint operation: (i) its assets, including its share of any assets held jointly, (ii) its liabilities, including its share of any liabilities incurred jointly, (iii) its revenue from the sale of its share of the output arising from the joint operation, (iv) its share of the revenue from the sale of the output by the joint operation, and (v) its expenses, including its share of any expenses incurred jointly.

Foreign currency transactions

The functional currency of the Group’s entities is the currency of their primary economic environment. In individual companies, transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the foreign currency exchange rate prevailing at that date. Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those at which they were initially recorded during the period or in previous financial statements are recognized in the consolidated income statement.

Consolidation of foreign entities

All assets and liabilities of foreign consolidated companies with a functional currency other than the Euro are translated using the closing rates at the date of the consolidated statement of financial position. Income and expenses are translated into Euro at the average foreign currency exchange rate for the period. Translation differences resulting from the application of this method are classified as currency translation differences within other comprehensive income/(loss) until the disposal of the investment. Average foreign currency exchange rates for the period are used to translate the cash flows of foreign subsidiaries in preparing the consolidated statement of cash flows.

Goodwill, assets acquired and liabilities assumed arising from the acquisition of entities with a functional currency other than the Euro are recognized in the Consolidated Financial Statements in the functional currency and translated at the foreign currency exchange rate at the acquisition date. These balances are translated at subsequent balance sheet dates at the relevant foreign currency exchange rate.

The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

	2023		2022		2021
	Average	At December 31,	Average	At December 31,	Average	At December 31,
U.S. Dollar	1.0814	1.1050	1.0530	1.0666	1.1827	1.1326
Pound Sterling	0.8699	0.8691	0.8528	0.8869	0.8596	0.8403
Swiss Franc	0.9717	0.9260	1.0047	0.9847	1.0811	1.0331
Japanese Yen	151.8540	156.3300	138.0274	140.6600	129.8767	130.3800
Chinese Yuan	7.6568	7.8509	7.0788	7.3582	7.6282	7.1947
Australian Dollar	1.6283	1.6263	1.5167	1.5693	1.5749	1.5615
Singapore Dollar	1.4521	1.4591	1.4512	1.4300	1.5891	1.5279
Canadian Dollar	1.4595	1.4642	1.3695	1.4440	1.4826	1.4393
Hong Kong Dollar	8.4663	8.6314	8.2451	8.3163	9.1932	8.8333
Intangible assets

Goodwill

Goodwill is not amortized, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. After initial recognition, goodwill is measured at cost less any accumulated impairment losses.

Development costs

Development costs for car project production and related components, engines and systems are recognized as an asset if, and only if, the required conditions under IAS 38 — Intangible Assets are met, including, among others: (i) that development costs can be measured reliably, (ii) that the technical feasibility of the product, volumes and pricing support the view that the development expenditure will generate future economic benefits, and (iii) the Group has the intention to complete the development and the ability to use the intangible asset. Capitalized development costs include all direct and indirect costs that may be directly attributed to the development process. All other research and development costs are expensed as incurred, net of any government grants received.

Capitalized development costs are amortized on a straight-line basis from the start of production over the estimated lifecycle of the model or the useful life of the related components or other assets (generally between four and eight years). Increasing an asset’s expected lifecycle or its residual value would result in a reduced amortization charge in the consolidated income statement.

The Group incurs significant research and development costs also for its Formula 1 racing activities. These costs are considered fundamental to the development of the road and track car models and prototypes. Technological developments and changes in the regulations of the Formula 1 World Championship generally require the Group to design, develop and construct a new racing car to be used for one year only. The costs incurred for the design, development and construction of a new racing car are generally expensed as incurred unless the technology will be used for more than one year and the costs meet the capitalization criteria in IAS 38.

Patents, concessions and licenses

Separately acquired patents, concessions and licenses are initially recognized at cost. Patents, concessions and licenses acquired in a business combination are initially recognized at fair value. Patents, concessions and licenses are amortized on a straight-line basis over their useful economic lives, which is generally between three and five years.

Other intangible assets

Other intangible assets mainly relate to the registration of trademarks and have been recognized in accordance with IAS 38 — Intangible Assets, where it is probable that the use of the asset will generate future economic benefits for the Group and where the cost of the asset can be measured reliably. Other intangible assets are measured at cost less any impairment losses and amortized on a straight-line basis over their estimated life, which is generally between three and five years.

Property, plant and equipment

Cost

Property, plant and equipment is initially recognized at cost which comprises the purchase price, any costs directly attributable to bringing the assets to the location and condition necessary to be capable of operating in the manner intended by management, capitalized borrowing costs and any initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Self-constructed assets are initially recognized at production cost. Subsequent expenditures and the cost of replacing parts of an asset are capitalized only if they increase the future economic benefits embodied in that asset. All other expenditures are expensed as incurred. When such replacement costs are capitalized, the carrying amount of the parts that are replaced is recognized as a loss in the period of replacement in the consolidated income statement.

Depreciation

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Depreciation rates
Industrial buildings	3% - 20%
Plant, machinery and equipment	5% - 22%
Other assets	12% - 25%
    Land is not depreciated.

If the asset being depreciated consists of separately identifiable components whose useful lives differ from that of the other parts making up the asset, depreciation is charged separately for each of its component parts through application of the ‘component approach’.
Leases

The Group recognizes a right-of-use asset and a corresponding lease liability at the date at which the leased asset is available for use. Each lease payment is allocated between the principal liability and finance costs. Finance costs are charged to the consolidated income statement over the lease period using the effective interest rate method. The right-of-use asset is depreciated on a straight-line basis over the lease term.

Right-of-use assets are measured at cost comprising the following: (i) the amount of the initial measurement of lease liability; (ii) any lease payments made at or before the commencement date less any lease incentives received; (iii) any initial direct costs and, if applicable, (iv) restoration costs. Payments associated with short-term leases and leases of low-value assets are recognized as an expense in the consolidated income statement on a straight-line basis.

Lease liabilities are measured at the net present value of the following: (i) fixed lease payments, (ii) variable lease payments that are based on an index or a rate and, if applicable, (iii) amounts expected to be payable by the lessee under residual value guarantees, and (iv) the exercise price of a purchase option if the lessee is reasonably certain to exercise that option. Lease liabilities do not include any non-lease components that may be included in the related contracts.

Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the Group’s incremental borrowing rate is used, being the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

Some lease contracts contain variable payment terms that are linked to sales generated from Ferrari stores. Variable lease payments that depend on sales are recognized in the consolidated income statement in the period in which the condition that triggers those payments occurs.

Extension and termination options are included in a number of leases related to Ferrari stores, warehouses and machinery and equipment of the Group. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

Borrowing costs

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use.

All other borrowing costs are expensed in financial expenses if related to the Group’s industrial activities or cost of sales if related to the Group’s financial services activities in the consolidated income statement, as incurred.

Impairment of assets

The Group continuously monitors its operations to assess whether there is any indication that its intangible assets (including development costs) and its property, plant and equipment may be impaired. Goodwill is tested for impairment annually or more frequently, if there is an indication that an asset may be impaired.

If indications of impairment are present, the carrying amount of the asset is reduced to its recoverable amount, which is the higher of fair value less costs of disposal and its value in use. The recoverable amount is determined for the individual asset, unless the asset does not generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets, in which case the asset is tested as part of the cash-generating unit (“CGU”) to which the asset belongs. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. In assessing the value in use of an asset or CGU, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. An impairment loss is recognized if the recoverable amount is lower than the carrying amount.

Where an impairment loss for assets other than goodwill, subsequently no longer exists or has decreased, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but not in excess of the carrying amount that would have been recorded had no impairment loss been recognized. The reversal of an impairment loss is recognized in the consolidated income statement immediately.

Financial instruments

Presentation

Current financial assets include trade receivables, receivables from financing activities, derivative financial instruments, other current financial assets and cash and cash equivalents.

Investments and other financial assets include investments accounted for using the equity method as well as other securities and non-current financial assets.

Financial liabilities include debt (which primarily includes bonds, notes, asset-backed financing (securitizations) and borrowings from banks), trade payables and other financial liabilities, which mainly include derivative financial instruments.

Measurement

Financial assets, other than investments accounted for using the equity method, and financial liabilities are measured in accordance with IFRS 9 - Financial Instruments.

Except for investments accounted for using the equity method, the Group initially measures financial assets at fair value plus, in the case of financial assets not measured at fair value through profit or loss, transaction costs.

Equity instruments held by the Group are recognized at fair value through profit or loss. When market prices are not directly available, the fair value is measured using appropriate valuation techniques (e.g. discounted cash flow analysis based on market information available at the balance sheet date).

Trade receivables and receivables from financing activities are originated in the ordinary course of business and held within a business model with the objective to hold the receivables in order to collect contractual cash flows that meet the ‘solely payments of principal and interest’ criterion under IFRS 9, therefore they are measured at amortized cost using the effective interest rate method. Receivables with maturities greater than one year are discounted to present value.

Assessments are made regularly as to whether there is any objective evidence that a financial asset or group of financial assets may be impaired. If any such evidence exists, an impairment loss is recognized within selling, general and administrative costs for trade receivables and within cost of sales for receivables from financing activities. Under IFRS 9, a forward-looking expected credit loss model must be applied when assessing impairment. In making impairment assessments for trade receivables and receivables from financing activities that are within the scope of IFRS 16, the Group applies the simplified approach to estimate the lifetime expected credit losses and considers its historical credit loss experience, adjusted for forward-looking factors specific to the nature of the Group’s receivables and economic environment.

For all other receivables from financing activities, the Group applies the general approach, which requires the application of a three-stage model to assess whether there has been a significant increase in credit risk on the financial instrument since initial recognition. Based on an internal analysis performed by management, the loss allowance calculated for such receivables is not materially different if calculated using the general approach or the simplified approach.

Stage	Description	Time period for measurement of ECL
Stage 1	A financial instrument that is not credit-impaired on initial recognition	12-month ECL
Stage 2	A financial instrument with a significant increase in credit risk since initial recognition	Lifetime ECL
Stage 3	A financial instrument that is credit-impaired or has defaulted	Lifetime ECL

The Group considers a default to occur and a significant increase in credit risk to occur when the counterparty fails to make contractual payments within a certain number of days of when they fall due. For example, for receivables from financing activities this typically occurs when the counterparty fails to make contractual payments within 60 days of when the related receivables fall due, while for trade receivables this is assessed on a case by case basis.

Receivables are written off when the counterparty fails to make contractual payments and there is no reasonable expectation of recovery, and in any circumstance no later than 360 days. When trade receivables or receivables from financing activities have been written off, the Company may continue to engage in enforcement actions to attempt to recover the receivables. Receivables from financing activities are generally secured on the title of cars or other guarantees.

Financial liabilities, with the exception of derivative financial instruments, are measured at amortized cost using the effective interest rate method.

Derivative financial instruments

Derivative financial instruments are used for economic hedging purposes only in order to reduce financial risks and in particular, foreign currency risks. Derivative financial instruments qualify for hedge accounting only when at the inception of the hedge there is formal designation and documentation of the hedging relationship, the hedge is expected to be highly effective, its effectiveness can be reliably measured and it is highly effective throughout the financial reporting periods for which it is designated.

All derivative financial instruments are measured at fair value.

When derivative financial instruments qualify for hedge accounting, the following accounting treatments apply:

Cash flow hedges — Where a derivative financial instrument is designated as a hedge of the exposure to variability in future cash flows of a recognized asset or liability or a highly probable forecasted transaction and could affect the consolidated income statement, the effective portion of any gain or loss on the derivative financial instrument is recognized directly in other comprehensive income/(loss). The cumulative gain or loss is reclassified from other comprehensive income/(loss) to the consolidated income statement at the same time as the economic effect arising from the hedged item affects the consolidated income statement. The gain or loss associated with a hedge or part of a hedge that has become ineffective is recognized in the consolidated income statement immediately within net financial income/expenses. When a hedging instrument or hedge relationship is terminated but the hedged transaction is still expected to occur, the cumulative gain or loss realized to the point of termination remains in other comprehensive income/(loss) and is recognized in the consolidated income statement at the same time as the underlying transaction occurs. If the hedged transaction is no longer probable, the cumulative unrealized gain or loss held in other comprehensive income/(loss) is recognized in the consolidated income statement immediately.

The Group does not use fair value hedges or hedges of a net investment.

If hedge accounting cannot be applied, the gains or losses from the fair value measurement of derivative financial instruments are recognized immediately within financial expenses.

Transfers of financial assets

The Group sells certain of its receivables from financing activities under securitization programs. Securitization transactions involve the sale of financial receivables to a special purpose vehicle, which in turn finances the purchase of such financial receivables by issuing asset-backed securities in the form of notes whose repayment of principal and interest depends on the cash flows generated by the related financial receivables. The receivables sold as part of securitization programs are consolidated until collection from the customer as they do not meet the requirements for derecognition in accordance with IFRS 9.

The Group may also sell certain of its trade receivables through factoring transactions without recourse. The Group derecognizes the trade receivables when, and only when, the contractual rights and risks to the cash flows arising from the related trade receivables are no longer held or the Group has transferred the financial assets.

In the case of a transfer of receivables, if the Group transfers substantially all the risks and rewards of ownership of the receivables, it derecognizes the receivables and separately recognizes as assets or liabilities any rights and obligations created or retained in the transfer. On derecognition of the receivables, the difference between their carrying amount and the consideration received or receivable for the transfer of the receivables is recognized within cost of sales for receivables from financing activities and within financial income or financial expenses for trade receivables.

Trade receivables

Trade receivables are amounts due from clients for goods sold or services provided in the ordinary course of business. Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method, less any provision for allowances.

Inventories

Inventories of raw materials, semi-finished products and finished goods are stated at the lower of cost and net realizable value, cost being determined on a first-in first-out (FIFO) basis. The measurement of inventories includes the direct costs of materials, labor and indirect costs (variable and fixed). Purchase costs include ancillary costs. Prototypes are recognized at their estimated realizable value, if lower than production cost. Provision is made for obsolete and slow-moving raw materials, finished goods, spare parts and other supplies based on their expected future use and realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs for sale and distribution.

Cash and cash equivalents

Cash and cash equivalents includes cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.

Employee benefits

Defined contribution plans

Costs arising from defined contribution plans are expensed as incurred.

Defined benefit plans

The Group’s net obligations are determined separately for each plan by estimating the present value of future benefits that employees have earned in the current and prior periods, and deducting the fair value of any plan assets. The present value of the defined benefit obligation is measured using actuarial techniques and actuarial assumptions that are unbiased and mutually compatible and attributes benefits to periods in which the obligation to provide post-employment benefits arise by using the Projected Unit Credit Method.

The components of the defined benefit cost are recognized as follows:

•the service costs are recognized in the consolidated income statement by function and presented in the relevant line items (cost of sales, selling, general and administrative costs, research and development costs, etc.);
•the net interest on the defined benefit liability is recognized in the consolidated income statement as net financial income /(expenses), and is determined by multiplying the net liability/(asset) by the discount rate used to discount obligations taking into account the effect of contributions and benefit payments made during the year; and
•the remeasurement components of the net obligations, which comprise actuarial gains and losses and any change in the effect of the asset ceiling are recognized immediately in other comprehensive income/(loss). These remeasurement components are not reclassified in the consolidated income statement in a subsequent period.
Other long-term employee benefits

The Group’s obligations represent the present value of future benefits that employees have earned in return for their service during the current and prior periods. Remeasurement components on other long-term employee benefits are recognized in the consolidated income statement in the period in which they arise.

Share-based compensation

The Group has implemented equity incentive plans that provide for the granting of share-based compensation to the Chairman, the Chief Executive Officer, all other members of the Ferrari Leadership Team and other key employees of the Group. The Group also provides share-based compensation as part of commercial agreements with certain suppliers. The share-based compensation arrangements are accounted for in accordance with IFRS 2 — Share-based Payment, which requires the Company to recognize share-based compensation expense based on fair value of awards granted. Compensation expense for the equity-settled awards containing market performance conditions is measured at the grant date fair value of the award using a Monte Carlo simulation model, which requires the input of subjective assumptions, including the expected volatility of the Company’s common stock, the dividend yield, interest rates and a correlation coefficient between the common stock and the relevant market index. The fair value of the awards which are conditional only on a recipient’s continued service to the Company is measured using the share price at the grant date adjusted for the present value of future distributions which employees will not receive during the vesting period.

Share-based compensation expense relating to the equity incentive plans is recognized over the service period within selling, general and administrative costs or cost of sales in the consolidated income statement depending on the function of the employee, with an offsetting increase to equity. Share-based compensation expense relating to commercial agreements with certain suppliers is recognized over the period in which the supplier’s services are received and classified within the consolidated income statement depending on the function of the supplier’s services, with an offsetting increase to equity.

Provisions

Provisions are recognized when the Group has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made.

Warranty and recall campaigns provision

All cars are sold with warranty coverage. The warranty coverage generally applies to defects that may become apparent within a certain period from the purchase of the car.

The warranty provision is recognized at the time of the sale of the car, based on the present value of management’s estimate of the expected cost to fulfill the obligations over the contractual warranty period. Estimates are principally based on the Group’s historical claims or costs experience and the cost of parts and services to be incurred in the activities. The costs related to these provisions are recognized within cost of sales at the time when they are probable and reasonably estimable.

See “—Use of estimates” below for further details relating to recall campaigns.

Deferred income

Deferred income relates to amounts received by the Group under various agreements, which are reliant on the future performance of a service or other act of the Group. Deferred income is recognized as net revenues when the Group has fulfilled its obligations under the terms of the various agreements.

Range models (models belonging to the Ferrari product portfolio, excluding Special Series, Icona, limited edition supercars and one-off models) are sold with a scheduled maintenance program to ensure that the cars are maintained to the highest standards to meet the Group’s strict requirements for performance and safety. Amounts attributable to the maintenance program are not recognized as income immediately, but are deferred over the maintenance program term. The amount of the deferred income related to this program is based on the estimated fair value of the service to be provided.

Advances

Advances relate to amounts received from or billed to customers in advance of having delivered the related cars or provided the related services. The advances are recognized in net revenues when the cars are shipped or the services provided.

Revenue recognition

Revenue is recognized when control over a product or service is transferred to a customer. Revenue is measured at the transaction price which is based on the amount of consideration that the Group expects to receive in exchange for transferring the promised goods or services to the customer and excludes any sales incentives as well as taxes collected from customers that are remitted to government authorities. The transaction price will include estimates of variable consideration to the extent it is probable that a significant reversal of revenue recognized will not occur. The Group enters into contracts that may include both products and services, which are generally capable of being distinct and accounted for as separate performance obligations.

The Group generates revenue from the sale of cars, spare parts and engines as well as from sponsorship, commercial and brand activities. The Group accounts for a contract with a customer when there is a legally enforceable contract between the Group and the customer, the rights of the parties are identified, the contract has commercial substance, and collectability of the contract consideration is probable. Payments from customers are typically due within 30 and 40 days of invoicing.

The Group does not recognize any assets associated with the incremental costs of obtaining a contract with a customer that are expected to be recovered. The majority of revenue is recognized at a point-in-time or over a period of one year or less, and the Group applies the practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that would otherwise be recognized is one year or less.

Cars, spare parts and engines

The sales of cars, spare parts and engines have multiple performance obligations that include products, services, or a combination of products and services as contracts may include maintenance programs and extended warranties that are separately priced or not separately priced. Contracts may also include variable consideration for discounts such as sales incentives and performance based bonuses and product returns. The Group offers incentives to its third-party dealers, which are designed to promote the sale of cars and parts, as well as a variety of other performance indicators, which may be qualitative or quantitative, such as quality service, customer satisfaction and preservation of the Ferrari brand, among others. The cost of incentives is estimated at the inception of a contract at the expected amount that will ultimately be paid and is recognized as a reduction to revenue generally at the time of the sale or when the dealer is expected to achieve the required performance if in relation to other performance indicators different from sales. Revenues recognized are limited to the amount of consideration the Group expects to receive. The Group allocates the transaction price to the performance obligations based on the stand alone selling prices (SSP) for each obligation. When the SSP does not exist, the Group estimates the SSP based on the adjusted market approach.

Revenues for the sale of cars, spare parts and engines are recognized at a point in time when control of the cars, spare parts or engines is transferred to the customer based on shipping terms, which generally corresponds to the date when the cars, spare parts and engines are released to the carrier responsible for transportation to dealers or Maserati. Revenues relating to the maintenance program are recognized over time based on the input method of measuring progress towards complete satisfaction of the related performance obligation, calculated as a proportion of overall revenues expected during the maintenance period equal to the ratio of costs incurred in the reporting period compared to the overall costs to be incurred during the maintenance period. Revenues relating to the extended warranties are recognized on a straight-line basis over the extended warranty period. Revenues from the supply of engines and related services to other Formula 1 racing teams are recognized over time on a time and materials basis when the services are provided.

Management has exercised judgment in determining performance obligations, variable consideration, allocation of transaction price and the timing of revenue recognition.

Sponsorship, commercial and brand activities

Revenues from sponsorship agreements in connection with our participation in racing competitions are generally recognized ratably over the contract term as the customer benefits from the service throughout the service period. Revenues from sponsorship agreements that contain variable consideration based on the performance of the Group’s racing teams are estimated and recognized over the relevant period to the extent that it is highly probable that a significant reversal in the amount of the cumulative revenue recognized will not occur, which is typically when it is considered highly probable that the related conditions associated with the variable consideration will be achieved.

Revenues from commercial activities primarily relate to the revenues from participating in the Formula 1 World Championship. The revenues attributable to each racing team are governed by a specific agreement and depend upon, among other factors, the prior year ranking of each of the racing teams. Revenues of the commercial activities are recognized ratably over the contract term.

Revenues from brand licensing agreements where the customer has a right to access the Group’s brands or the contract includes minimum guaranteed payments are recognized on a straight-line basis over the contract term. Licensing revenues in excess of the minimum guaranteed payments are recognized when the related conditions are satisfied. Revenues from sales-based licensing agreements are recognized when the sales occur.

Management has exercised judgment in determining variable consideration.

Other revenues

Interest income generated by our financial service activities from the provision of client and dealer financing is reported within revenues using the effective interest rate method and not within net financial income/expenses.

Cost of sales

Cost of sales comprises expenses incurred in the manufacturing and distribution of cars and parts (including the engines rented to other Formula 1 racing teams), of which, cost of materials, components and labor costs are the most significant portion. The remaining costs principally include depreciation, amortization, insurance and transportation costs. Cost of sales also includes warranty and product-related costs, which are estimated and recorded at the time of sale of the car.
Expenses which are directly attributable to the financial services companies, including the interest expenses related to their financing as a whole and provisions for risks and write-downs of assets, are also reported in cost of sales.

Other expenses and other income

Other expenses consist of miscellaneous costs which cannot be allocated to specific functional areas, such as indirect taxes, accruals for provisions not attributable to cost of sales or selling, general and administrative costs, and other miscellaneous expenses, including marketing expenses incurred on behalf of our third-party dealers.

Other income consists of miscellaneous income that is not directly attributable to the sale of goods or services, such as gains on the disposal of property plant and equipment, the release of certain provisions originally recognized as other expenses, rental income and other miscellaneous income.

Taxes

Income taxes include all taxes based upon the taxable profits of the Group. Current and deferred taxes are recognized as income or expense and are included in the consolidated income statement for the period, except tax arising from (i) a transaction or event which is recognized, in the same or a different period, either in other comprehensive income/(loss) or directly in equity, or (ii) a business combination.

Deferred taxes are accounted using the balance sheet method. Deferred tax liabilities are recognized for all taxable temporary differences between the carrying amounts of assets or liabilities and their tax base, except to the extent that the deferred tax liabilities arise from the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit. Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary differences can be utilized, unless the deferred tax assets arise from the initial recognition of an asset or liability in a transaction that is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit.

Deferred tax assets and liabilities are measured at the substantively enacted tax rates in the respective jurisdictions in which the Group operates that are expected to apply to the period when the asset is realized or liability is settled. Any remeasurements to deferred tax assets and liabilities as a result of changes in substantially enacted tax rates are recognized in the consolidated income statement.

The recoverability of deferred tax assets is dependent on the Group’s ability to generate sufficient future taxable income in the period in which it is assumed that the deductible temporary differences reverse and tax losses carried forward can be utilized. In making this assessment, the Group considers future taxable income arising on the most recent budgets and plans, prepared by using the same criteria described for testing the impairment of assets and goodwill, moreover, it estimates the impact of the reversal of taxable temporary differences on earnings and it also considers the period over which these assets could be recovered. The carrying amount of deferred tax assets is reduced to the extent that it is not probable that sufficient taxable profit will be available to allow the benefit of part or all of the deferred tax assets to be utilized. The carrying amount of deferred tax assets is reviewed at each reporting date.

The Group recognizes deferred tax liabilities associated with the existence of a subsidiary’s undistributed profits, except when it is able to control the timing of the reversal of the temporary difference and it is probable that this temporary difference will not reverse in the foreseeable future. The Group recognizes deferred tax assets associated with the deductible temporary differences on investments in subsidiaries only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.

Deferred tax assets relating to the carry-forward of unused tax losses and tax credits, as well as those arising from deductible temporary differences, are recognized to the extent that it is probable that future profits will be available against which they can be utilized.

Current income taxes and deferred taxes are offset when they relate to the same taxation authority and there is a legally enforceable right of offset.

Imposta Regionale sulle Attività Produttive (“IRAP”) is recognized within income tax expense. IRAP is calculated on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, and in particular before the cost of fixed-term employees, credit losses and any interest included in lease payments. IRAP is applied on the tax base at 3.9 percent for the years ended December 31, 2023, 2022 and 2021.

Tax uncertainties are accounted for in accordance with IFRIC 23.

Other taxes not based on income, such as property taxes and capital taxes, are included in other expenses, net.

Dividends

Dividends payable by the Group are reported as a change in equity in the period in which they are approved by shareholders or the Board of Directors as applicable under local rules and regulations.

Rounding of amounts

All amounts disclosed in the consolidated financial statements and notes have been rounded off to the nearest thousand Euro unless otherwise stated.
Segment reporting

The Group has determined that it has one operating and one reportable segment based on the information reviewed by the Board of Directors (the Group’s “Chief Operating Decision Maker” as defined in IFRS 8 — Operating Segments) in making decisions regarding the allocation of resources and to assess performance.

For additional disclosures required by IFRS 8, see Note 31 “Entity-Wide Disclosures”.
Use of estimates and judgments

The Consolidated Financial Statements are prepared in accordance with IFRS, which require the use of estimates, judgments and assumptions that affect the carrying amount of assets and liabilities, the disclosure of contingent assets and liabilities and the amounts of income and expenses recognized. The estimates and associated assumptions are based on elements that are known when the financial statements are prepared, on historical experience and on any other factors that are considered to be relevant.

Estimates and underlying assumptions are reviewed periodically and continuously by the Group. If the items subject to estimates do not perform as assumed, then the actual results could differ from the estimates, which would require adjustments. The effects of any changes in estimates are recognized in the consolidated income statement in the period in which the changes are made, or prospectively in future periods.

The most significant estimates that could be exposed to the management judgment are described below.
Maintenance programs and extended warranties

The Group’s new cars are sold with a scheduled maintenance program to ensure that the cars are maintained to the highest standards to meet the Group’s strict requirements for performance and safety. Amounts attributable to the maintenance programs are not recognized as income immediately, but are recognized over the maintenance program term based on the input method of measuring progress towards complete satisfaction of the related performance obligation, calculated as a proportion of overall revenues expected during the maintenance period equal to the ratio of costs incurred in the reporting period compared to the overall costs to be incurred during the maintenance period. The amount of the deferred income related to this program is based on the estimated fair value of the service to be provided. The Group also offers various extended warranty programs to customers that provide additional coverage beyond the warranty period required by applicable law or included with all new car sales. Revenues relating to the extended warranties are recognized on a straight-line basis over the extended warranty period. Management has exercised judgment in determining performance obligations, variable consideration, allocation of the transaction price and the timing of revenue recognition in relation to its maintenance programs and extended warranties.

Recall campaigns

The Group periodically initiates voluntary service actions to address various client satisfaction, safety and emissions issues related to cars sold. Included in the reserve is the estimated cost of these services and recall actions. Considering the nature of the recall campaigns, in certain circumstances management may exercise judgment in determining the related provisions. The estimated future costs of these actions are based primarily on historical experience and the cost of parts and services to be incurred in the specified activities, and are recognized at the time when they are probable and reasonably estimable. Estimates of the future costs of these actions are inevitably imprecise due to several uncertainties, including the number of cars affected by a service or recall action. It is reasonably possible that the ultimate cost of these service and recall actions may require the Group to make expenditures in excess of (or less than) established reserves over an extended period of time and the estimates are periodically reviewed during the year. Due to the uncertainty and potential volatility of these estimated factors, changes in the assumptions used could affect the results of operations.

Climate-related matters

Global climate change is resulting, and is expected to continue to result, in natural disasters and extreme weather occurring more frequently or with greater intensity, including droughts, wildfires, storms, rising sea-levels, flooding, heat waves and cold waves. Such extreme events are driving changes in market dynamics, stakeholder expectations, local, national and international climate change policies and regulations.

The global automotive industry in particular is currently experiencing significant developments due to an increased focus on climate change and evolving regulatory requirements and technological changes relating to fuel efficiency, electrification and greenhouse gas emissions, among others, which are also impacting the luxury performance sports car market in which the Group operates.

As these regulatory developments and technological changes continue to evolve, the Group’s strategies, operations and business plans may change and the recoverability of the Group’s assets could be impacted, including the recoverability of goodwill, capitalized development costs and property, plant and equipment.

Goodwill

The Group’s goodwill amounted to €785,182 thousand at December 31, 2023 and December 31, 2022. As required by IFRS, an annual impairment test must be performed for goodwill, which may require management to exercise judgment in determining expected future cash flows. Based on the impairment test performed by management, the recoverable amount of goodwill was significantly higher than its carrying amount for the years ended December 31, 2022, 2021 and 2020. Furthermore, the exclusivity of the Group’s business, its historical profitability and its future earnings prospects indicate that the carrying amount of the goodwill will continue to be recoverable even in the event of difficult economic and market conditions, including those that may be caused by regulatory developments or climate-related matters. For additional information relating to the goodwill test performed, see Note 13 “Goodwill”.
Non-current assets with definite useful lives

The Group’s non-current assets (excluding goodwill) primarily include intangible assets, which primarily relate to development costs, and property, plant and equipment. At December 31, 2023 and December 31, 2022, the Group’s intangible assets amounted to €1,419,699 thousand and €1,307,388 thousand, respectively (of which €1,369,895 thousand and €1,264,467 thousand related to development costs), and the Group’s property, plant and equipment amounted to €1,575,200 thousand and €1,457,825 thousand, respectively. The Group makes significant investments for the development of its existing and future product portfolio, and capitalized development costs of €448,380 thousand and €416,368 thousand for the years ended December 31, 2023 and 2022, respectively. These costs were capitalized in accordance with the criteria in IAS 38 - Intangible Assets, including, among others: (i) the costs can be measured reliably, (ii) the technical feasibility of the product, estimated volumes and expected pricing all support the view that the development expenditure will generate future economic benefits, based primarily on information specific to business initiatives underlying the Group’s business plans, and (iii) the Company has the intention to complete the development and the ability to use the related intangible assets. Management may use judgment in distinguishing between research phases and development phases, including as a result of regulatory developments. For the years ended December 31, 2023, 2022 and 2021, no impairment indicators were identified and the Group did not recognize any impairment charges for non-current assets with definite useful lives.

Provisions

The Group sells its cars around the world and is subject to a variety of laws and regulations relating to the environment, and in particular, to the emissions of its cars. The group’s cars, together with the engines that power them, must comply with extensive regional, national and local laws and regulations, and industry self-regulations (including those that regulate vehicle safety). The Group is currently benefiting from certain regulatory exemptions because it qualifies as a small vehicle manufacturer or similar designation in certain jurisdictions where it sells cars. These exemptions provide a range of benefits, from less stringent emissions caps and compliance date extensions, to exemptions from zero emission vehicle production requirements, which may require management to use judgment. The Group recognized provisions for environmental risks based on management’s best estimates of the future cash outflows that will be required to settle the Group’s related obligations. For additional information see Note 23 “Provisions”.

Other areas requiring estimates in the preparation of the consolidated financial statements include the following: revenue recognition, product warranty liabilities, recoverability of goodwill, recoverability of non-current assets with definite useful lives, share-based compensation, litigation and contingent liabilities, and current and deferred taxes.